Movement in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance as of January 1	$ 932	5,806	2,223	9,015
Amounts (credited against) charged to costs and expenses	(6)	(38)	3,583	(6,792)
Balance as of December 31	$ 926	5,768	5,806	2,223